Related party transactions and Directors' remuneration - Loans and deposits outstanding (Details) - Key Management Personnel and persons connected to them [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Loans outstanding beginning balance	£ 4.8	£ 9.2
Loans issued during the year	12.6	0.5
Loan repayments during the year/change of key management personnel	(2.8)	(4.9)
Loan outstanding ending balance	14.6	4.8
Deposits outstanding beginning balance	6.9	7.3
Deposits received during the year	17.4	25.7
Deposits repaid during the year/change of key management personnel	(21.4)	(26.1)
Deposits oustanding ending balance	£ 2.9	£ 6.9